Shareholder Report	12 Months Ended	120 Months Ended
	Jun. 30, 2024 USD ($) Holding	Jun. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Mutual Fund Series Trust
Entity Central Index Key	0001355064
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2024
C000108407
Shareholder Report [Line Items]
Fund Name	Catalyst Dynamic Alpha Fund
Class Name	Class A
Trading Symbol	CPEAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Catalyst Dynamic Alpha Fund for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://catalystmf.com/literature-and-forms/. You can also request this information by contacting us at 1-866-447-4228.
Additional Information Phone Number	1-866-447-4228
Additional Information Website	https://catalystmf.com/literature-and-forms/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$138	1.38%

Expenses Paid, Amount	$ 138
Expense Ratio, Percent	1.38%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

Despite rising more than +18% over the past year, the Fund was unable to outpace the advance of the S&P 500. This was primarily an outcome of being underweight the very largest stocks in the S&P 500. While the Fund owned several semiconductor stocks during the measurement period, the performance drag created by not owning NVIDIA Corporation (NVDA) accounted for a significant amount of underperformance of the Fund relative to the benchmark.

                                             S&P 500 Weight (06/30/24)         Dynamic Alpha Weight (06/30/24)

Microsoft Corp (MSFT)                        7.23%                                                4.34%

NVIDIA Corp (NVDA)                         6.61%                                                0.00%

Apple, Inc. (AAPL)                               6.60%                                                0.00%

Alphabet, Inc. (GOOG/L)                      4.28%                                                0.00%

Amazon.com Inc. (AMZN)                   3.85%                                                4.63%

During the middle six months of the measurement period, the Fund materially outperformed the S&P 500 when breadth in the overall market was more favorable. The resumption of a broader, more inclusive advance could prove favorable to the Funds investment approach.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Jun. 30, 2024
AssetsNet	$ 128,961,981	$ 128,961,981
Holdings Count | Holding	35	35
Advisory Fees Paid, Amount	$ 1,045,670
InvestmentCompanyPortfolioTurnover	63.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$128,961,981 Number of Portfolio Holdings35 Advisory Fee (net of waivers)$1,045,670 Portfolio Turnover63%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	91.1%
Money Market Funds	5.9%
Reit	3.0%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended June 30, 2024.
C000108408
Shareholder Report [Line Items]
Fund Name	Catalyst Dynamic Alpha Fund
Class Name	Class C
Trading Symbol	CPECX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Catalyst Dynamic Alpha Fund for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://catalystmf.com/literature-and-forms/. You can also request this information by contacting us at 1-866-447-4228.
Additional Information Phone Number	1-866-447-4228
Additional Information Website	https://catalystmf.com/literature-and-forms/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$214	2.14%

Expenses Paid, Amount	$ 214
Expense Ratio, Percent	2.14%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

Despite rising more than +17% over the past year, the Fund was unable to outpace the advance of the S&P 500. This was primarily an outcome of being underweight the very largest stocks in the S&P 500. While the Fund owned several semiconductor stocks during the measurement period, the performance drag created by not owning NVIDIA Corporation (NVDA) accounted for a significant amount of underperformance of the Fund relative to the benchmark.

                                             S&P 500 Weight (06/30/24)         Dynamic Alpha Weight (06/30/24)

Microsoft Corp (MSFT)                        7.23%                                                4.34%

NVIDIA Corp (NVDA)                         6.61%                                                0.00%

Apple, Inc. (AAPL)                               6.60%                                                0.00%

Alphabet, Inc. (GOOG/L)                      4.28%                                                0.00%

Amazon.com Inc. (AMZN)                   3.85%                                                4.63%

During the middle six months of the measurement period, the Fund materially outperformed the S&P 500 when breadth in the overall market was more favorable. The resumption of a broader, more inclusive advance could prove favorable to the Funds investment approach.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Catalyst Dynamic Alpha Fund	S&P 500® Index
Jun-2014	$10,000	$10,000
Jun-2015	$11,607	$10,742
Jun-2016	$11,787	$11,171
Jun-2017	$13,895	$13,170
Jun-2018	$16,174	$15,064
Jun-2019	$16,540	$16,633
Jun-2020	$17,248	$17,881
Jun-2021	$20,654	$25,175
Jun-2022	$19,116	$22,503
Jun-2023	$22,109	$26,912
Jun-2024	$25,902	$33,521

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Catalyst Dynamic Alpha Fund	17.16%	9.39%	9.98%
S&P 500® Index	24.56%	15.05%	12.86%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Jun. 30, 2024
AssetsNet	$ 128,961,981	$ 128,961,981
Holdings Count | Holding	35	35
Advisory Fees Paid, Amount	$ 1,045,670
InvestmentCompanyPortfolioTurnover	63.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$128,961,981 Number of Portfolio Holdings35 Advisory Fee (net of waivers)$1,045,670 Portfolio Turnover63%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	91.1%
Money Market Funds	5.9%
Reit	3.0%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended June 30, 2024.
C000142551
Shareholder Report [Line Items]
Fund Name	Catalyst Dynamic Alpha Fund
Class Name	Class I
Trading Symbol	CPEIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Catalyst Dynamic Alpha Fund for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://catalystmf.com/literature-and-forms/. You can also request this information by contacting us at 1-866-447-4228.
Additional Information Phone Number	1-866-447-4228
Additional Information Website	https://catalystmf.com/literature-and-forms/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$113	1.13%

Expenses Paid, Amount	$ 113
Expense Ratio, Percent	1.13%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

Despite rising more than +18% over the past year, the Fund was unable to outpace the advance of the S&P 500. This was primarily an outcome of being underweight the very largest stocks in the S&P 500. While the Fund owned several semiconductor stocks during the measurement period, the performance drag created by not owning NVIDIA Corporation (NVDA) accounted for a significant amount of underperformance of the Fund relative to the benchmark.

                                             S&P 500 Weight (06/30/24)         Dynamic Alpha Weight (06/30/24)

Microsoft Corp (MSFT)                        7.23%                                                4.34%

NVIDIA Corp (NVDA)                         6.61%                                                0.00%

Apple, Inc. (AAPL)                               6.60%                                                0.00%

Alphabet, Inc. (GOOG/L)                      4.28%                                                0.00%

Amazon.com Inc. (AMZN)                   3.85%                                                4.63%

During the middle six months of the measurement period, the Fund materially outperformed the S&P 500 when breadth in the overall market was more favorable. The resumption of a broader, more inclusive advance could prove favorable to the Funds investment approach.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Catalyst Dynamic Alpha Fund	S&P 500® Index
Jun-2014	$10,000	$10,000
Jun-2015	$11,712	$10,742
Jun-2016	$12,018	$11,171
Jun-2017	$14,304	$13,170
Jun-2018	$16,822	$15,064
Jun-2019	$17,379	$16,633
Jun-2020	$18,304	$17,881
Jun-2021	$22,139	$25,175
Jun-2022	$20,690	$22,503
Jun-2023	$24,177	$26,912
Jun-2024	$28,594	$33,521

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Catalyst Dynamic Alpha Fund	18.27%	10.47%	11.08%
S&P 500® Index	24.56%	15.05%	12.86%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Jun. 30, 2024
AssetsNet	$ 128,961,981	$ 128,961,981
Holdings Count | Holding	35	35
Advisory Fees Paid, Amount	$ 1,045,670
InvestmentCompanyPortfolioTurnover	63.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$128,961,981 Number of Portfolio Holdings35 Advisory Fee (net of waivers)$1,045,670 Portfolio Turnover63%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	91.1%
Money Market Funds	5.9%
Reit	3.0%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended June 30, 2024.
C000142728
Shareholder Report [Line Items]
Fund Name	Catalyst Energy Infrastructure Fund
Class Name	Class A
Trading Symbol	MLXAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Catalyst Energy Infrastructure Fund for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://catalystmf.com/literature-and-forms/. You can also request this information by contacting us at 1-866-447-4228.
Additional Information Phone Number	1-866-447-4228
Additional Information Website	https://catalystmf.com/literature-and-forms/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$168	1.68%

Expenses Paid, Amount	$ 168
Expense Ratio, Percent	1.68%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

The Fund performed in line with expectations and returned +27.9% for the fiscal year ended June 30, 2024 (Class A share). This performance (for Class A) was ahead of our benchmark, the Solactive MLP Infrastructure Total Return Index return of 25.5%.

The sector benefited from strong cash flow growth and disciplined capital allocation. The Fund performed well due to the rising demand for power from data centers driven by the growth of artificial intelligence. Furthermore, global demand for liquefied natural gas (LNG) continues to grow, benefiting US LNG exporters which make up almost 20% of our fund.

Portfolio Holdings

The Fund emphasize on securities with exposure to midstream infrastructure, predominantly fee-based cash flows, better than average visibility around future earnings, and attractive growth prospects. As of June 30, 2024, the Fund held 20 securities.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Performance Inception Date		Dec. 22, 2014
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Jun. 30, 2024
AssetsNet	$ 295,539,016	$ 295,539,016
Holdings Count | Holding	21	21
Advisory Fees Paid, Amount	$ 3,012,080
InvestmentCompanyPortfolioTurnover	22.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$295,539,016 Number of Portfolio Holdings21 Advisory Fee (net of waivers)$3,012,080 Portfolio Turnover22%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Other Assets in Excess of Liabilities	-%
Canada	16.4%
United States	83.6%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Williams Companies, Inc. (The)	10.5%
Cheniere Energy, Inc.	9.9%
Energy Transfer, L.P.	9.4%
NextDecade Corporation	9.4%
Targa Resources Corporation	6.5%
Western Midstream Partners, L.P.	4.5%
EnLink Midstream, LLC	4.4%
Enterprise Products Partners, L.P.	4.4%
ONEOK, Inc.	4.4%
Enbridge, Inc.	4.3%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended June 30, 2024.
C000142729
Shareholder Report [Line Items]
Fund Name	Catalyst Energy Infrastructure Fund
Class Name	Class C
Trading Symbol	MLXCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Catalyst Energy Infrastructure Fund for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://catalystmf.com/literature-and-forms/. You can also request this information by contacting us at 1-866-447-4228.
Additional Information Phone Number	1-866-447-4228
Additional Information Website	https://catalystmf.com/literature-and-forms/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$243	2.43%

Expenses Paid, Amount	$ 243
Expense Ratio, Percent	2.43%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

The Fund performed in line with expectations and returned +27% for the fiscal year ended June 30, 2024 (Class C share). This performance (for Class C) was ahead of our benchmark, the Solactive MLP Infrastructure Total Return Index return of 25.5%.

The sector benefited from strong cash flow growth and disciplined capital allocation. The Fund performed well due to the rising demand for power from data centers driven by the growth of artificial intelligence. Furthermore, global demand for liquefied natural gas (LNG) continues to grow, benefiting US LNG exporters which make up almost 20% of our fund.

Portfolio Holdings

The Fund emphasize on securities with exposure to midstream infrastructure, predominantly fee-based cash flows, better than average visibility around future earnings, and attractive growth prospects. As of June 30, 2024, the Fund held 20 securities.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Catalyst Energy Infrastructure Fund	S&P 500® Index	Solactive MLP Infrastructure Index
Dec-2014	$10,000	$10,000	$10,000
Jun-2015	$10,135	$10,031	$9,007
Jun-2016	$7,151	$10,432	$7,825
Jun-2017	$7,757	$12,299	$7,773
Jun-2018	$7,540	$14,067	$6,939
Jun-2019	$7,126	$15,532	$7,088
Jun-2020	$4,345	$16,698	$3,939
Jun-2021	$6,812	$23,509	$6,174
Jun-2022	$7,511	$21,014	$6,268
Jun-2023	$9,099	$25,131	$7,943
Jun-2024	$11,554	$31,302	$9,969

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Catalyst Energy Infrastructure Fund	26.99%	10.15%	1.53%
S&P 500® Index	24.56%	15.05%	12.73%
Solactive MLP Infrastructure Index	25.51%	7.06%	- 0.03%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Jun. 30, 2024
AssetsNet	$ 295,539,016	$ 295,539,016
Holdings Count | Holding	21	21
Advisory Fees Paid, Amount	$ 3,012,080
InvestmentCompanyPortfolioTurnover	22.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$295,539,016 Number of Portfolio Holdings21 Advisory Fee (net of waivers)$3,012,080 Portfolio Turnover22%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Other Assets in Excess of Liabilities	-%
Canada	16.4%
United States	83.6%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Williams Companies, Inc. (The)	10.5%
Cheniere Energy, Inc.	9.9%
Energy Transfer, L.P.	9.4%
NextDecade Corporation	9.4%
Targa Resources Corporation	6.5%
Western Midstream Partners, L.P.	4.5%
EnLink Midstream, LLC	4.4%
Enterprise Products Partners, L.P.	4.4%
ONEOK, Inc.	4.4%
Enbridge, Inc.	4.3%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended June 30, 2024.
C000142730
Shareholder Report [Line Items]
Fund Name	Catalyst Energy Infrastructure Fund
Class Name	Class I
Trading Symbol	MLXIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Catalyst Energy Infrastructure Fund for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://catalystmf.com/literature-and-forms/. You can also request this information by contacting us at 1-866-447-4228.
Additional Information Phone Number	1-866-447-4228
Additional Information Website	https://catalystmf.com/literature-and-forms/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$143	1.43%

Expenses Paid, Amount	$ 143
Expense Ratio, Percent	1.43%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

The Fund performed in line with expectations and returned +28.2% for the fiscal year ended June 30, 2024 (Class I share). This performance (for Class I) was ahead of our benchmark, the Solactive MLP Infrastructure Total Return Index return of 25.5%.

The sector benefited from strong cash flow growth and disciplined capital allocation. The Fund performed well due to the rising demand for power from data centers driven by the growth of artificial intelligence. Furthermore, global demand for liquefied natural gas (LNG) continues to grow, benefiting US LNG exporters which make up almost 20% of our fund.

Portfolio Holdings

The Fund emphasize on securities with exposure to midstream infrastructure, predominantly fee-based cash flows, better than average visibility around future earnings, and attractive growth prospects. As of June 30, 2024, the Fund held 20 securities.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Catalyst Energy Infrastructure Fund	S&P 500® Index	Solactive MLP Infrastructure Index
Dec-2014	$10,000	$10,000	$10,000
Jun-2015	$10,176	$10,031	$9,007
Jun-2016	$7,239	$10,432	$7,825
Jun-2017	$7,935	$12,299	$7,773
Jun-2018	$7,801	$14,067	$6,939
Jun-2019	$7,447	$15,532	$7,088
Jun-2020	$4,583	$16,698	$3,939
Jun-2021	$7,259	$23,509	$6,174
Jun-2022	$8,084	$21,014	$6,268
Jun-2023	$9,897	$25,131	$7,943
Jun-2024	$12,689	$31,302	$9,969

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Catalyst Energy Infrastructure Fund	28.21%	11.25%	2.53%
S&P 500® Index	24.56%	15.05%	12.73%
Solactive MLP Infrastructure Index	25.51%	7.06%	- 0.03%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Jun. 30, 2024
AssetsNet	$ 295,539,016	$ 295,539,016
Holdings Count | Holding	21	21
Advisory Fees Paid, Amount	$ 3,012,080
InvestmentCompanyPortfolioTurnover	22.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$295,539,016 Number of Portfolio Holdings21 Advisory Fee (net of waivers)$3,012,080 Portfolio Turnover22%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Other Assets in Excess of Liabilities	-%
Canada	16.4%
United States	83.6%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Williams Companies, Inc. (The)	10.5%
Cheniere Energy, Inc.	9.9%
Energy Transfer, L.P.	9.4%
NextDecade Corporation	9.4%
Targa Resources Corporation	6.5%
Western Midstream Partners, L.P.	4.5%
EnLink Midstream, LLC	4.4%
Enterprise Products Partners, L.P.	4.4%
ONEOK, Inc.	4.4%
Enbridge, Inc.	4.3%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended June 30, 2024.
C000102754
Shareholder Report [Line Items]
Fund Name	Catalyst Insider Buying Fund
Class Name	Class A
Trading Symbol	INSAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Catalyst Insider Buying Fund for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://catalystmf.com/literature-and-forms/. You can also request this information by contacting us at 1-866-447-4228.
Additional Information Phone Number	1-866-447-4228
Additional Information Website	https://catalystmf.com/literature-and-forms/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$154	1.54%

Expenses Paid, Amount	$ 154
Expense Ratio, Percent	1.54%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

The Fund invests in large-capitalization U.S. companies that are experiencing corporate insider buying. We believe that corporate insiders understand their own firm better than any outside investor possibly could. The advisor uses public information that is filed with the Securities and Exchange Commission (SEC) on corporate insider and large shareholder buying and selling activity for its investment decisions. Numerous academic studies and our own research of insider trading data over long periods of time have resulted in the development of a proprietary method of analyzing activity that we believe can provide longterm capital appreciation.

Over the past year, we have witnessed diverse insider buying across sectors. With a wide range of insider buying opportunities to choose from, we focused on the insider buying at companies that in our opinion have the highest quality earnings growth potential and revenue growth potential. During the fiscal year ended June 30 2024, the Fund (39.01%), without load outperformed the S&P500 Total Return Index (24.56%) benchmark. The outperformance relative to the benchmark was driven by strong performance from secular, high growth companies amid a resilient market. The Fund’s performance includes relative outperformance from holdings in the healthcare and financials sectors and relative underperformance in the consumer discretionary sector.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Jun. 30, 2024
AssetsNet	$ 18,620,907	$ 18,620,907
Holdings Count | Holding	40	40
Advisory Fees Paid, Amount	$ 46,807
InvestmentCompanyPortfolioTurnover	183.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$18,620,907
Number of Portfolio Holdings	40
Advisory Fee (net of waivers)	$46,807
Portfolio Turnover	183%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	77.3%
Money Market Funds	22.7%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Mount Vernon Liquid Assets Portfolio	29.1%
DraftKings, Inc., Class A	9.7%
TransMedics Group, Inc.	5.3%
Ensign Group, Inc. (The)	5.1%
Opera Ltd.	4.8%
Medpace Holdings, Inc.	4.8%
LPL Financial Holdings, Inc.	4.7%
Axcelis Technologies, Inc.	4.6%
Kinsale Capital Group, Inc.	4.5%
Novo Nordisk A/S	4.5%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended June 30, 2024.
C000102755
Shareholder Report [Line Items]
Fund Name	Catalyst Insider Buying Fund
Class Name	Class C
Trading Symbol	INSCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Catalyst Insider Buying Fund for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://catalystmf.com/literature-and-forms/. You can also request this information by contacting us at 1-866-447-4228.
Additional Information Phone Number	1-866-447-4228
Additional Information Website	https://catalystmf.com/literature-and-forms/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$229	2.29%

Expenses Paid, Amount	$ 229
Expense Ratio, Percent	2.29%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

The Fund invests in large-capitalization U.S. companies that are experiencing corporate insider buying. We believe that corporate insiders understand their own firm better than any outside investor possibly could. The advisor uses public information that is filed with the Securities and Exchange Commission (SEC) on corporate insider and large shareholder buying and selling activity for its investment decisions. Numerous academic studies and our own research of insider trading data over long periods of time have resulted in the development of a proprietary method of analyzing activity that we believe can provide longterm capital appreciation.

Over the past year, we have witnessed diverse insider buying across sectors. With a wide range of insider buying opportunities to choose from, we focused on the insider buying at companies that in our opinion have the highest quality earnings growth potential and revenue growth potential. During the fiscal year ended June 30 2024, the Fund (37.98%), without load outperformed the S&P500 Total Return Index (24.56%) benchmark. The outperformance relative to the benchmark was driven by strong performance from secular, high growth companies amid a resilient market. The Fund’s performance includes relative outperformance from holdings in the healthcare and financials sectors and relative underperformance in the consumer discretionary sector.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Catalyst Insider Buying Fund	S&P 500® Index
Jun-2014	$10,000	$10,000
Jun-2015	$9,788	$10,742
Jun-2016	$8,587	$11,171
Jun-2017	$9,917	$13,170
Jun-2018	$11,802	$15,064
Jun-2019	$12,183	$16,633
Jun-2020	$11,602	$17,881
Jun-2021	$14,992	$25,175
Jun-2022	$7,005	$22,503
Jun-2023	$9,213	$26,912
Jun-2024	$12,713	$33,521

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Catalyst Insider Buying Fund	37.98%	0.85%	2.43%
S&P 500® Index	24.56%	15.05%	12.86%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Jun. 30, 2024
AssetsNet	$ 18,620,907	$ 18,620,907
Holdings Count | Holding	40	40
Advisory Fees Paid, Amount	$ 46,807
InvestmentCompanyPortfolioTurnover	183.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$18,620,907
Number of Portfolio Holdings	40
Advisory Fee (net of waivers)	$46,807
Portfolio Turnover	183%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	77.3%
Money Market Funds	22.7%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Mount Vernon Liquid Assets Portfolio	29.1%
DraftKings, Inc., Class A	9.7%
TransMedics Group, Inc.	5.3%
Ensign Group, Inc. (The)	5.1%
Opera Ltd.	4.8%
Medpace Holdings, Inc.	4.8%
LPL Financial Holdings, Inc.	4.7%
Axcelis Technologies, Inc.	4.6%
Kinsale Capital Group, Inc.	4.5%
Novo Nordisk A/S	4.5%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended June 30, 2024.
C000142548
Shareholder Report [Line Items]
Fund Name	Catalyst Insider Buying Fund
Class Name	Class I
Trading Symbol	INSIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Catalyst Insider Buying Fund for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://catalystmf.com/literature-and-forms/. You can also request this information by contacting us at 1-866-447-4228.
Additional Information Phone Number	1-866-447-4228
Additional Information Website	https://catalystmf.com/literature-and-forms/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$129	1.29%

Expenses Paid, Amount	$ 129
Expense Ratio, Percent	1.29%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

The Fund invests in large-capitalization U.S. companies that are experiencing corporate insider buying. We believe that corporate insiders understand their own firm better than any outside investor possibly could. The advisor uses public information that is filed with the Securities and Exchange Commission (SEC) on corporate insider and large shareholder buying and selling activity for its investment decisions. Numerous academic studies and our own research of insider trading data over long periods of time have resulted in the development of a proprietary method of analyzing activity that we believe can provide longterm capital appreciation.

Over the past year, we have witnessed diverse insider buying across sectors. With a wide range of insider buying opportunities to choose from, we focused on the insider buying at companies that in our opinion have the highest quality earnings growth potential and revenue growth potential. During the fiscal year ended June 30 2024, the Fund (39.39%), without load outperformed the S&P500 Total Return Index (24.56%) benchmark. The outperformance relative to the benchmark was driven by strong performance from secular, high growth companies amid a resilient market. The Fund’s performance includes relative outperformance from holdings in the healthcare and financials sectors and relative underperformance in the consumer discretionary sector.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Catalyst Insider Buying Fund	S&P 500® Index
Jun-2014	$10,000	$10,000
Jun-2015	$9,884	$10,742
Jun-2016	$8,761	$11,171
Jun-2017	$10,226	$13,170
Jun-2018	$12,288	$15,064
Jun-2019	$12,813	$16,633
Jun-2020	$12,327	$17,881
Jun-2021	$16,091	$25,175
Jun-2022	$7,592	$22,503
Jun-2023	$10,088	$26,912
Jun-2024	$14,061	$33,521

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Catalyst Insider Buying Fund	39.39%	1.88%	3.47%
S&P 500® Index	24.56%	15.05%	12.86%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Jun. 30, 2024
AssetsNet	$ 18,620,907	$ 18,620,907
Holdings Count | Holding	40	40
Advisory Fees Paid, Amount	$ 46,807
InvestmentCompanyPortfolioTurnover	183.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$18,620,907
Number of Portfolio Holdings	40
Advisory Fee (net of waivers)	$46,807
Portfolio Turnover	183%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	77.3%
Money Market Funds	22.7%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Mount Vernon Liquid Assets Portfolio	29.1%
DraftKings, Inc., Class A	9.7%
TransMedics Group, Inc.	5.3%
Ensign Group, Inc. (The)	5.1%
Opera Ltd.	4.8%
Medpace Holdings, Inc.	4.8%
LPL Financial Holdings, Inc.	4.7%
Axcelis Technologies, Inc.	4.6%
Kinsale Capital Group, Inc.	4.5%
Novo Nordisk A/S	4.5%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended June 30, 2024.
C000111981
Shareholder Report [Line Items]
Fund Name	Catalyst/Lyons Tactical Allocation Fund
Class Name	Class A
Trading Symbol	CLTAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Catalyst/Lyons Tactical Allocation Fund for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://catalystmf.com/literature-and-forms/. You can also request this information by contacting us at 1-866-447-4228.
Additional Information Phone Number	1-866-447-4228
Additional Information Website	https://catalystmf.com/literature-and-forms/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$156	1.56%

Expenses Paid, Amount	$ 156
Expense Ratio, Percent	1.56%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

Performance of the Fund in fiscal year 2024 was driven by general equity market strength that steered our risk model to positive signals each month of the year, directing a full equity allocation throughout the period. What typically follows from this all-equity allocation, from a benchmark perspective, is both higher up-capture potential relative to the Fund’s benchmark – which remains continuously balanced across asset classes at all times - and higher down-capture potential. The Fund performed as expected in this environment, outpacing the benchmark to the upside when equity markets were positive, and trailing the benchmark to the downside when equity markets were down.

The Fund's performance benefitted from strength in a small risk hedge that buffered downside during the September-October 2023 market weakness, bringing Fund performance generally in line with the benchmark during this time when the aforementioned down capture would have led to underperformance. As a concentrated portfolio of 25 domestic stocks with high active share, sector allocation and individual stock selection further impacted performance during a period of heightened volatility and weak breadth for equities. The Fund had a small allocation to the Technology sector and no exposure to the Communication Services sector - both sectors carried equity markets via the Magnificent Seven. With equity markets generating strong gains in eight of the 12 months of the fiscal year, the Fund’s equity portfolio lagged without the benefit of high marketcap weighting to the Magnificent Seven.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Jun. 30, 2024
AssetsNet	$ 36,730,891	$ 36,730,891
Holdings Count | Holding	25	25
Advisory Fees Paid, Amount	$ 234,633
InvestmentCompanyPortfolioTurnover	17.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$36,730,891
Number of Portfolio Holdings	25
Advisory Fee (net of waivers)	$234,633
Portfolio Turnover	17%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	84.2%
Money Market Funds	15.8%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
First American Treasury Obligations Fund, Class X	15.1%
Lennox International, Inc.	4.4%
Costco Wholesale Corporation	4.3%
HCA Healthcare, Inc.	3.9%
Microsoft Corporation	3.7%
WW Grainger, Inc.	3.7%
Waste Management, Inc.	3.7%
Steel Dynamics, Inc.	3.7%
Marriott International, Inc., Class A	3.6%
Apple, Inc.	3.5%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended June 30, 2024.
C000111982
Shareholder Report [Line Items]
Fund Name	Catalyst/Lyons Tactical Allocation Fund
Class Name	Class C
Trading Symbol	CLTCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Catalyst/Lyons Tactical Allocation Fund for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://catalystmf.com/literature-and-forms/. You can also request this information by contacting us at 1-866-447-4228.
Additional Information Phone Number	1-866-447-4228
Additional Information Website	https://catalystmf.com/literature-and-forms/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$232	2.32%

Expenses Paid, Amount	$ 232
Expense Ratio, Percent	2.32%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

Performance of the Fund in fiscal year 2024 was driven by general equity market strength that steered our risk model to positive signals each month of the year, directing a full equity allocation throughout the period. What typically follows from this all-equity allocation, from a benchmark perspective, is both higher up-capture potential relative to the Fund’s benchmark – which remains continuously balanced across asset classes at all times - and higher down-capture potential. The Fund performed as expected in this environment, outpacing the benchmark to the upside when equity markets were positive, and trailing the benchmark to the downside when equity markets were down.

The Fund's performance benefitted from strength in a small risk hedge that buffered downside during the September-October 2023 market weakness, bringing Fund performance generally in line with the benchmark during this time when the aforementioned down capture would have led to underperformance. As a concentrated portfolio of 25 domestic stocks with high active share, sector allocation and individual stock selection further impacted performance during a period of heightened volatility and weak breadth for equities. The Fund had a small allocation to the Technology sector and no exposure to the Communication Services sector - both sectors carried equity markets via the Magnificent Seven. With equity markets generating strong gains in eight of the 12 months of the fiscal year, the Fund’s equity portfolio lagged without the benefit of high marketcap weighting to the Magnificent Seven.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Catalyst/Lyons Tactical Allocation Fund	S&P 500® Index	Lipper Flexible Portfolio Index
Jun-2014	$10,000	$10,000	$10,000
Jun-2015	$10,393	$10,742	$9,941
Jun-2016	$10,204	$11,171	$9,871
Jun-2017	$11,734	$13,170	$11,125
Jun-2018	$13,624	$15,064	$11,888
Jun-2019	$12,611	$16,633	$12,589
Jun-2020	$12,607	$17,881	$13,017
Jun-2021	$17,834	$25,175	$16,848
Jun-2022	$14,279	$22,503	$14,565
Jun-2023	$14,714	$26,912	$15,853
Jun-2024	$16,158	$33,521	$17,673

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Catalyst/Lyons Tactical Allocation Fund	9.81%	5.08%	4.92%
S&P 500® Index	24.56%	15.05%	12.86%
Lipper Flexible Portfolio Index	11.52%	7.01%	5.86%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Jun. 30, 2024
AssetsNet	$ 36,730,891	$ 36,730,891
Holdings Count | Holding	25	25
Advisory Fees Paid, Amount	$ 234,633
InvestmentCompanyPortfolioTurnover	17.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$36,730,891
Number of Portfolio Holdings	25
Advisory Fee (net of waivers)	$234,633
Portfolio Turnover	17%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	84.2%
Money Market Funds	15.8%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
First American Treasury Obligations Fund, Class X	15.1%
Lennox International, Inc.	4.4%
Costco Wholesale Corporation	4.3%
HCA Healthcare, Inc.	3.9%
Microsoft Corporation	3.7%
WW Grainger, Inc.	3.7%
Waste Management, Inc.	3.7%
Steel Dynamics, Inc.	3.7%
Marriott International, Inc., Class A	3.6%
Apple, Inc.	3.5%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended June 30, 2024.
C000142553
Shareholder Report [Line Items]
Fund Name	Catalyst/Lyons Tactical Allocation Fund
Class Name	Class I
Trading Symbol	CLTIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Catalyst/Lyons Tactical Allocation Fund for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://catalystmf.com/literature-and-forms/. You can also request this information by contacting us at 1-866-447-4228.
Additional Information Phone Number	1-866-447-4228
Additional Information Website	https://catalystmf.com/literature-and-forms/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$130	1.30%

Expenses Paid, Amount	$ 130
Expense Ratio, Percent	1.30%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

Performance of the Fund in fiscal year 2024 was driven by general equity market strength that steered our risk model to positive signals each month of the year, directing a full equity allocation throughout the period. What typically follows from this all-equity allocation, from a benchmark perspective, is both higher up-capture potential relative to the Fund’s benchmark – which remains continuously balanced across asset classes at all times - and higher down-capture potential. The Fund performed as expected in this environment, outpacing the benchmark to the upside when equity markets were positive, and trailing the benchmark to the downside when equity markets were down.

The Fund's performance benefitted from strength in a small risk hedge that buffered downside during the September-October 2023 market weakness, bringing Fund performance generally in line with the benchmark during this time when the aforementioned down capture would have led to underperformance. As a concentrated portfolio of 25 domestic stocks with high active share, sector allocation and individual stock selection further impacted performance during a period of heightened volatility and weak breadth for equities. The Fund had a small allocation to the Technology sector and no exposure to the Communication Services sector - both sectors carried equity markets via the Magnificent Seven. With equity markets generating strong gains in eight of the 12 months of the fiscal year, the Fund’s equity portfolio lagged without the benefit of high marketcap weighting to the Magnificent Seven.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Catalyst/Lyons Tactical Allocation Fund	S&P 500® Index	Lipper Flexible Portfolio Index
Jun-2014	$10,000	$10,000	$10,000
Jun-2015	$10,501	$10,742	$9,941
Jun-2016	$10,418	$11,171	$9,871
Jun-2017	$12,099	$13,170	$11,125
Jun-2018	$14,189	$15,064	$11,888
Jun-2019	$13,263	$16,633	$12,589
Jun-2020	$13,398	$17,881	$13,017
Jun-2021	$19,141	$25,175	$16,848
Jun-2022	$15,476	$22,503	$14,565
Jun-2023	$16,103	$26,912	$15,853
Jun-2024	$17,867	$33,521	$17,673

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Catalyst/Lyons Tactical Allocation Fund	10.95%	6.14%	5.98%
S&P 500® Index	24.56%	15.05%	12.86%
Lipper Flexible Portfolio Index	11.52%	7.01%	5.86%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Jun. 30, 2024
AssetsNet	$ 36,730,891	$ 36,730,891
Holdings Count | Holding	25	25
Advisory Fees Paid, Amount	$ 234,633
InvestmentCompanyPortfolioTurnover	17.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$36,730,891
Number of Portfolio Holdings	25
Advisory Fee (net of waivers)	$234,633
Portfolio Turnover	17%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	84.2%
Money Market Funds	15.8%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
First American Treasury Obligations Fund, Class X	15.1%
Lennox International, Inc.	4.4%
Costco Wholesale Corporation	4.3%
HCA Healthcare, Inc.	3.9%
Microsoft Corporation	3.7%
WW Grainger, Inc.	3.7%
Waste Management, Inc.	3.7%
Steel Dynamics, Inc.	3.7%
Marriott International, Inc., Class A	3.6%
Apple, Inc.	3.5%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended June 30, 2024.
C000102760
Shareholder Report [Line Items]
Fund Name	Catalyst/MAP Global Equity Fund
Class Name	Class A
Trading Symbol	CAXAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Catalyst/MAP Global Equity Fund for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://catalystmf.com/literature-and-forms/. You can also request this information by contacting us at 1-866-447-4228.
Additional Information Phone Number	1-866-447-4228
Additional Information Website	https://catalystmf.com/literature-and-forms/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$121	1.21%

Expenses Paid, Amount	$ 121
Expense Ratio, Percent	1.21%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

At the start of 2023 we did not believe that high interest rates would tip the economy into a recession; however, we did expect the economy to continue to slow. But to our surprise, economic growth grew robustly in 2023. During the fall of 2023, the Federal Reserve (the Fed) declared the rate hike cycle as over and that they had conquered inflation. Bond prices rose, causing rates to fall, leading to a strong risk-on feedback loop, rewarding investors who added beta and momentum to their portfolios. With stock valuations today near where they were before the Fed began their aggressive hikes, equity risk premiums are historically low. As a value manager requiring a margin of safety, we find that difficult to achieve in this environment. Relative fund performance for the year was impacted by the outsized performance of momentum stocks, particularly those involved with Artificial Intelligence (AI). Furthermore, our cautious economic stance led to underperformance relative to stronger than expected economic growth.

We believe that the historic rally over the past six months and investors' singular focus on AI and its future potential has caused many to shift their focus away from the numerous structural issues prevalent in the economy. Accordingly, the Fund remains positioned with a defensive bias. We are currently overweight Consumer Staples and Health Care. The Fund has some equity exposure to copper and agricultural commodities, as well as to areas of the market that we believe will benefit from structural technology growth, along with utilities and infrastructure companies. We believe this blueprint will successfully navigate a market where growth is likely to slow, and inflation is expected to remain volatile and above the Fed’s 2% target.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Jun. 30, 2024
AssetsNet	$ 75,232,194	$ 75,232,194
Holdings Count | Holding	50	50
Advisory Fees Paid, Amount	$ 452,057
InvestmentCompanyPortfolioTurnover	22.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$75,232,194
Number of Portfolio Holdings	50
Advisory Fee (net of waivers)	$452,057
Portfolio Turnover	22%

Holdings [Text Block]

Fund Statistics

Value	Value
Common Stocks	92.8%
Exchange-Traded Funds	6.8%
Money Market Funds	0.4%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Microsoft Corporation	4.9%
Tetra Tech, Inc.	4.6%
SPDR Gold MiniShares Trust	4.0%
Bunge Global S.A.	3.9%
Sanofi	3.8%
Meta Platforms, Inc., Class A	3.6%
Vivendi S.A.	3.6%
Novartis A.G.	3.5%
Walmart, Inc.	3.3%
Applied Materials, Inc.	3.1%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended June 30, 2024.
C000102761
Shareholder Report [Line Items]
Fund Name	Catalyst/MAP Global Equity Fund
Class Name	Class C
Trading Symbol	CAXCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Catalyst/MAP Global Equity Fund for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://catalystmf.com/literature-and-forms/. You can also request this information by contacting us at 1-866-447-4228.
Additional Information Phone Number	1-866-447-4228
Additional Information Website	https://catalystmf.com/literature-and-forms/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$196	1.96%

Expenses Paid, Amount	$ 196
Expense Ratio, Percent	1.96%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

At the start of 2023 we did not believe that high interest rates would tip the economy into a recession; however, we did expect the economy to continue to slow. But to our surprise, economic growth grew robustly in 2023. During the fall of 2023, the Federal Reserve (the Fed) declared the rate hike cycle as over and that they had conquered inflation. Bond prices rose, causing rates to fall, leading to a strong risk-on feedback loop, rewarding investors who added beta and momentum to their portfolios. With stock valuations today near where they were before the Fed began their aggressive hikes, equity risk premiums are historically low. As a value manager requiring a margin of safety, we find that difficult to achieve in this environment. Relative fund performance for the year was impacted by the outsized performance of momentum stocks, particularly those involved with Artificial Intelligence (AI). Furthermore, our cautious economic stance led to underperformance relative to stronger than expected economic growth.

We believe that the historic rally over the past six months and investors' singular focus on AI and its future potential has caused many to shift their focus away from the numerous structural issues prevalent in the economy. Accordingly, the Fund remains positioned with a defensive bias. We are currently overweight Consumer Staples and Health Care. The Fund has some equity exposure to copper and agricultural commodities, as well as to areas of the market that we believe will benefit from structural technology growth, along with utilities and infrastructure companies. We believe this blueprint will successfully navigate a market where growth is likely to slow, and inflation is expected to remain volatile and above the Fed’s 2% target.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Catalyst/MAP Global Equity Fund	MSCI ACWI Gross (USD)	MSCI ACWI VALUE Gross (USD)
Jun-2014	$10,000	$10,000	$10,000
Jun-2015	$9,571	$10,123	$9,725
Jun-2016	$9,622	$9,802	$9,333
Jun-2017	$11,324	$11,706	$11,184
Jun-2018	$12,199	$13,030	$11,872
Jun-2019	$12,758	$13,854	$12,482
Jun-2020	$11,796	$14,220	$11,090
Jun-2021	$15,356	$19,890	$15,450
Jun-2022	$14,117	$16,833	$14,296
Jun-2023	$15,076	$19,717	$15,844
Jun-2024	$16,343	$23,646	$18,182

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Catalyst/MAP Global Equity Fund	8.40%	5.08%	5.03%
MSCI ACWI Gross (USD)	19.92%	11.28%	8.99%
MSCI ACWI VALUE Gross (USD)	14.76%	7.81%	6.16%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Jun. 30, 2024
AssetsNet	$ 75,232,194	$ 75,232,194
Holdings Count | Holding	50	50
Advisory Fees Paid, Amount	$ 452,057
InvestmentCompanyPortfolioTurnover	22.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$75,232,194
Number of Portfolio Holdings	50
Advisory Fee (net of waivers)	$452,057
Portfolio Turnover	22%

Holdings [Text Block]

Fund Statistics

Value	Value
Common Stocks	92.8%
Exchange-Traded Funds	6.8%
Money Market Funds	0.4%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Microsoft Corporation	4.9%
Tetra Tech, Inc.	4.6%
SPDR Gold MiniShares Trust	4.0%
Bunge Global S.A.	3.9%
Sanofi	3.8%
Meta Platforms, Inc., Class A	3.6%
Vivendi S.A.	3.6%
Novartis A.G.	3.5%
Walmart, Inc.	3.3%
Applied Materials, Inc.	3.1%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended June 30, 2024.
C000142550
Shareholder Report [Line Items]
Fund Name	Catalyst/MAP Global Equity Fund
Class Name	Class I
Trading Symbol	CAXIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Catalyst/MAP Global Equity Fund for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://catalystmf.com/literature-and-forms/. You can also request this information by contacting us at 1-866-447-4228.
Additional Information Phone Number	1-866-447-4228
Additional Information Website	https://catalystmf.com/literature-and-forms/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$96	0.96%

Expenses Paid, Amount	$ 96
Expense Ratio, Percent	0.96%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

At the start of 2023 we did not believe that high interest rates would tip the economy into a recession; however, we did expect the economy to continue to slow. But to our surprise, economic growth grew robustly in 2023. During the fall of 2023, the Federal Reserve (the Fed) declared the rate hike cycle as over and that they had conquered inflation. Bond prices rose, causing rates to fall, leading to a strong risk-on feedback loop, rewarding investors who added beta and momentum to their portfolios. With stock valuations today near where they were before the Fed began their aggressive hikes, equity risk premiums are historically low. As a value manager requiring a margin of safety, we find that difficult to achieve in this environment. Relative fund performance for the year was impacted by the outsized performance of momentum stocks, particularly those involved with Artificial Intelligence (AI). Furthermore, our cautious economic stance led to underperformance relative to stronger than expected economic growth.

We believe that the historic rally over the past six months and investors' singular focus on AI and its future potential has caused many to shift their focus away from the numerous structural issues prevalent in the economy. Accordingly, the Fund remains positioned with a defensive bias. We are currently overweight Consumer Staples and Health Care. The Fund has some equity exposure to copper and agricultural commodities, as well as to areas of the market that we believe will benefit from structural technology growth, along with utilities and infrastructure companies. We believe this blueprint will successfully navigate a market where growth is likely to slow, and inflation is expected to remain volatile and above the Fed’s 2% target.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Catalyst/MAP Global Equity Fund	MSCI ACWI Gross (USD)	MSCI ACWI VALUE Gross (USD)
Jun-2014	$10,000	$10,000	$10,000
Jun-2015	$9,667	$10,123	$9,725
Jun-2016	$9,818	$9,802	$9,333
Jun-2017	$11,675	$11,706	$11,184
Jun-2018	$12,709	$13,030	$11,872
Jun-2019	$13,433	$13,854	$12,482
Jun-2020	$12,548	$14,220	$11,090
Jun-2021	$16,490	$19,890	$15,450
Jun-2022	$15,310	$16,833	$14,296
Jun-2023	$16,521	$19,717	$15,844
Jun-2024	$18,096	$23,646	$18,182

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Catalyst/MAP Global Equity Fund	9.54%	6.14%	6.11%
MSCI ACWI Gross (USD)	19.92%	11.28%	8.99%
MSCI ACWI VALUE Gross (USD)	14.76%	7.81%	6.16%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Jun. 30, 2024
AssetsNet	$ 75,232,194	$ 75,232,194
Holdings Count | Holding	50	50
Advisory Fees Paid, Amount	$ 452,057
InvestmentCompanyPortfolioTurnover	22.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$75,232,194
Number of Portfolio Holdings	50
Advisory Fee (net of waivers)	$452,057
Portfolio Turnover	22%

Holdings [Text Block]

Fund Statistics

Value	Value
Common Stocks	92.8%
Exchange-Traded Funds	6.8%
Money Market Funds	0.4%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Microsoft Corporation	4.9%
Tetra Tech, Inc.	4.6%
SPDR Gold MiniShares Trust	4.0%
Bunge Global S.A.	3.9%
Sanofi	3.8%
Meta Platforms, Inc., Class A	3.6%
Vivendi S.A.	3.6%
Novartis A.G.	3.5%
Walmart, Inc.	3.3%
Applied Materials, Inc.	3.1%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended June 30, 2024.